UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Mar 31, 2008.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     April 15, 2008



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       51
Form 13F Information Table Value Total:	      471,875,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      21,805     4,875  Sole   None
PepsiCo, Inc.                   713448108      20,216   280,000   Sole   None
General Electric                369604103      19,891   537,439   Sole   None
Walgreen Co                     931422109      18,866   495,303   Sole   None
Microsoft Corp.                 594918104      17,913   631,169   Sole   None
Procter & Gamble                742718109      16,507   235,583   Sole   None
United Technologies             913017109      16,396   238,241   Sole   None
Oracle Corporation              38389x105      15,847   810,153   Sole   None
Ace Ltd.                        004644100      15,713   285,382   Sole   None
Transocean Sedco Forex          G90078109      15,288   113,078   Sole   None
Amphenol Corp			032095101      15,038   403,708   Sole   None
Johnson & Johnson               478160104      14,658   225,957   Sole   None
Wal-Mart Stores Inc		931142103      14,464   274,560   Sole	 None
Emerson Electric                291011104      13,657   265,393   Sole   None
Apple Computer Inc              037833100      13,307    92,730   Sole   None
America Movil SAB de CV         02364W105      13,262   208,232   Sole   None
Wells Fargo & Co.               949746101      12,383   425,544   Sole   None
Cisco Systems Inc               17275R102      12,346   512,484   Sole   None
Alcon Inc                       H01301102      12,207    85,815   Sole   None
Genetech Inc                    368710406      12,201   150,291   Sole   None
Google Inc                      38259P508      12,013    27,273   Sole   None
ConocoPhillips                  20825C104      11,907   156,243   Sole   None
MEMC Electronic Materials       552715104      11,717   165,258   Sole   None
Devon Energy Corp New           25179M103      11,481   110,043   Sole   None
Teva Pharmaceutical Inds	881624209      11,374   246,235   Sole	 None
Alliant Techsystems Inc.        018804104      11,249   108,654   Sole   None
Rockwell Collins                774341101      11,151   195,119   Sole   None
Franklin Resources              354613101      10,787   111,212   Sole   None
Lincoln Electronic Holdings	533900106      10,729   166,371   Sole   None
Total S.A                       89151e109       9,506   128,443   Sole   None
Danaher Corp Del                235851102       8,978   118,081   Sole   None
Intuit                          461202103       8,917   330,154   Sole   None
McGraw Hill Cos                 580645109       8,586   232,377   Sole   None
Berkshire Hathaway      A       084670108       4,135        31   Sole   None
Middleby Corp.			596278101	2,340	 37,514   Sole   None
Gilead Sciences                 375558103       1,901    36,891   Sole   None
Quality Systems                 747582104       1,535    51,400   Sole   None
Fedex Corp                      31428x106       1,502    16,205   Sole   None
Ball Corp                       058498106       1,457    31,707   Sole   None
Garmin Limited                  G37260109       1,324    24,522   Sole   None
Kohls Corp                      500255104       1,294    30,176   Sole   None
Gildan Activewear               375916106       1,285    34,385   Sole   None
Infosys Tech Spon ADR           456788108       1,161    32,470   Sole   None
Flir Systems Inc		302445101	  639	 21,249	  Sole	 None
Western Union Co                959802109         636    29,912   Sole   None
Becton Dickinson Co             075887109         619     7,210   Sole   None
Apache Corp			037411105	  589	  4,877   Sole   None
Goldman Sachs Group             38141G104         418     2,527   Sole   None
Rehabcare Group Inc.		759148109	  158	 10,500   Sole   None
Constar Intl Inc                21036U107          31    11,883   Sole   None

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